Rollforward of Uncertain Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 38	$ 36	$ 36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)
Balance at end of period	$ 36	$ 38	$ 36